Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 141,375	$ 138,640
Time deposits	26,150	14,000
Restricted cash	55,583	56,803
Accounts receivable, net	12,501	4,741
Inventories	18,905	15,764
Prepaid expenses and other current assets	31,949	40,464
Derivative assets	14,437	24,639
Due from related parties	$ 342	$ 626
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 301,242	$ 295,677
NON - CURRENT ASSETS
Vessels in operation	1,884,640	1,664,101
Advances for vessels acquisitions and other additions	18,634	12,210
Deferred dry dock and special survey costs, net	91,939	73,720
Other non-current assets	20,155	23,935
Derivative assets, net of current portion	5,969	16,867
Restricted cash, net of current portion	50,666	85,270
Total non - current assets	2,072,003	1,876,103
TOTAL ASSETS	2,373,245	2,171,780
CURRENT LIABILITIES
Accounts payable	26,334	17,601
Accrued liabilities	46,926	28,538
Current portion of long - term debt	145,276	193,253
Current portion of deferred revenue	44,742	40,331
Due to related parties	$ 723	$ 717
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 264,001	$ 280,440
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	538,781	619,175
Intangible liabilities - charter agreements	49,431	5,662
Deferred revenue, net of current portion	57,551	82,115
Total non - current liabilities	645,763	706,952
Total liabilities	909,764	987,392
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Class A common shares - authorized 214,000,000 shares with a $0.01 par value 35,447,370 shares issued and outstanding (2023 - 35,188,323 shares)	355	351
Series B Preferred Shares - authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2023 - 43,592 shares)	0	0
Additional paid in capital	680,743	676,592
Retained Earnings	773,759	488,105
Accumulated other comprehensive income	8,624	19,340
Total shareholders' equity	1,463,481	1,184,388
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,373,245	$ 2,171,780